DERIVATIVES, Derivative Liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Instrument	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Derivatives [Abstract]
Adjusted fair value of derivative liability	$ (13,281)	$ (19,327)
Interest expense	123,161	145,448	$ 142,519
Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Adjusted fair value of derivative liability	$ (13,300)	(19,300)
Loss recognized into earnings		$ (1,100)
Designated Derivatives [Member] | Derivative Liabilities [Member]
Derivatives [Abstract]
Quantity | Instrument	10
Swap contract notional amount	$ 350,437
Fair value of derivative liability	(11,787)
Credit risk adjustment	279
Accrued interest	(316)
Adjusted fair value of derivative liability	(11,508)
Loss recognized in accumulated comprehensive loss	(10,286)
Loss recognized into earnings	$ 478
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Liabilities [Member]
Derivatives [Abstract]
Quantity | Instrument	10
Swap contract notional amount	$ 350,437
Fair value of derivative liability	(11,471)
Credit risk adjustment	279
Adjusted fair value of derivative liability	(11,192)
Loss recognized in accumulated comprehensive loss	(10,286)
Loss recognized into earnings	$ 478
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Liabilities [Member] | Minimum [Member]
Derivatives [Abstract]
Maturity dates	Feb. 09, 2018
Hedge interest rates	1.69%
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Liabilities [Member] | Maximum [Member]
Derivatives [Abstract]
Maturity dates	Sep. 27, 2025
Hedge interest rates	6.22%
Dedesignated Derivatives [Member] | Derivative Liabilities [Member]
Derivatives [Abstract]
Quantity | Instrument	2
Swap contract notional amount	$ 295,509
Fair value of derivative liability	(1,789)
Credit risk adjustment	16
Accrued interest	(247)
Adjusted fair value of derivative liability	(1,773)
Loss recognized into earnings	(171)
Dedesignated Derivatives [Member] | Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Loss recognized in accumulated comprehensive loss	2,300
Interest expense	$ 800
Dedesignated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Liabilities [Member]
Derivatives [Abstract]
Quantity | Instrument	2
Maturity dates	Feb. 09, 2018
Swap contract notional amount	$ 295,509
Fair value of derivative liability	(1,542)
Credit risk adjustment	16
Adjusted fair value of derivative liability	(1,526)
Loss recognized into earnings	$ (171)
Dedesignated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Liabilities [Member] | Minimum [Member]
Derivatives [Abstract]
Hedge interest rates	1.82%
Dedesignated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Liabilities [Member] | Maximum [Member]
Derivatives [Abstract]
Hedge interest rates	1.83%